Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts 02481

October 22, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)") ("Depositor")
Post-Effective Amendment No. 36 to the Registration Statement on Form N-4
(File Nos. 811-05846 and 333-83516)

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 is Post-Effective Amendment No. 36 ("Amendment No. 36") to the above-captioned Registration Statement.  The Registration Statement registers the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Contracts") used in connection with retirement and deferred compensation plans.

Amendment No. 36 is being filed pursuant to Rule 485(a) under the Act for the purposes of

(1)	discontinuing the offer of the Income ON Demand III Escalator optional living benefit currently available under the Contracts;

(2)	revising the features of the Sun Income Riser optional living benefit as currently available under the Contracts; and

(3)	adding a new variable investment option to the list of Funds and Designated Funds available under the Contracts.

Because the addition of the above-described changes will not otherwise change the existing prospectus, we hereby request that the prospectus, which is a part of the Registration Statement, be given selective review.

Amendment No. 36 shares its prospectus with a registration statement filed on Form S-3 (File No. 333-156308).  The Form S-3 registration statement registers the guarantee periods of the Fixed Account described in the prospectus.  We anticipate making corresponding Form S-3 filing under Rule 424(b)(3) under the Act following the resolution of any Staff comments.

It is anticipated that the Amendment will serve as a "Template" filing for several other variable annuity Registration Statements (the "Replicate Filings") of Sun Life (U.S.). Using disclosure substantially identical to that used in the Template, the Replicate Filings will amend various Sun Life Financial Masters prospectuses to change the living benefit and investment options available under the Contracts offered pursuant to those prospectuses.  By means of a separate letter, Sun Life (U.S.) and its respective separate accounts will seek SEC permission to make the Replicate Filings pursuant to Rule 485(b)(1)(vii) under the Act.

Please direct all questions and comments to the undersigned at (781) 263-6402 or to Elizabeth Love, Esquire at (781) 263-6302.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:     Elizabeth Love, Esquire
         Rebecca A. Marquigny, Esquire